Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002879
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class AAA
C000002881
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class C
C000034312
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class I
C000002878
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,043	$ 17,150	$ 20,305	$ 26,135	$ 21,402	$ 27,029	$ 33,791	$ 39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		55,980	68,200	65,213	85,749	101,527	130,675	107,010	135,143	168,955	199,165
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
Philadelphia Gold & Silver Index
Account Value [Line Items]
Accumulated Value	10,000		17,487	19,018	15,897	24,300	33,053	30,847	28,713	30,419	33,705	85,205
NYSE Arca Gold Miners Index
Account Value [Line Items]
Accumulated Value	10,000		15,326	17,059	15,418	21,542	26,389	23,521	21,105	22,965	25,066	64,011
Philadelphia Gold & Silver Index
Account Value [Line Items]
Accumulated Value	10,000		17,487	19,018	15,897	24,300	33,053	30,847	28,713	30,419	33,705	85,205
NYSE Arca Gold Miners Index
Account Value [Line Items]
Accumulated Value	10,000		15,326	17,059	15,418	21,542	26,389	23,521	21,105	22,965	25,066	64,011
Philadelphia Gold & Silver Index
Account Value [Line Items]
Accumulated Value	50,000		87,435	95,091	79,483	121,501	165,263	154,233	143,565	152,095	168,523	426,027
NYSE Arca Gold Miners Index
Account Value [Line Items]
Accumulated Value	50,000		76,630	85,297	77,091	107,712	131,947	117,604	105,527	114,823	125,330	320,055
Philadelphia Gold & Silver Index
Account Value [Line Items]
Accumulated Value	10,000		17,487	19,018	15,897	24,300	33,053	30,847	28,713	30,419	33,705	85,205
NYSE Arca Gold Miners Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 15,326	$ 17,059	$ 15,418	$ 21,542	$ 26,389	$ 23,521	$ 21,105	$ 22,965	$ 25,066	$ 64,011